Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of net book value of the Company's leasing equipment by equipment type
The net book value of the Company's leasing equipment by major equipment type as of the dates indicated was (in thousands):

	December 31, 2025	December 31, 2024
Dry containers	$6,082,774	$7,007,107
Refrigerated containers	633,324	1,011,372
Special containers	262,214	298,603
Tank containers	113,255	118,572
Chassis	184,397	203,482
Total	$7,275,964	$8,639,136